NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	Communications - 3.1%
622	Fox Corporation, Class A	$ 32,444
17,908	KDDI Corporation	302,351
549	Omnicom Group, Inc.	39,984
7,760	Orange S.A.	146,259
2,259	Rogers Communications Inc, Class B	73,490
187,836	SoftBank Corporation	240,421
182	VeriSign, Inc.	45,784
8,041	Verizon Communications, Inc.	340,455
3,349	Walt Disney Company (The)	322,341
		1,543,529
	Consumer Discretionary - 6.8%
1,277	Bunzl plc	44,548
3,299	Cie Generale des Etablissements Michelin	127,145
1,364	D'ieteren Group	265,417
1,192	Evolution A.B. (a)	81,781
7,469	Ford Motor Company	103,819
203	Games Workshop Group PLC	58,161
1,735	General Motors Company	133,734
352	Genuine Parts Company	41,529
1,871	Home Depot, Inc. (The)	659,864
437	Lennar Corporation, Class A	39,544
822	LVMH Moet Hennessy Louis Vuitton S.E.	454,414
1,545	Magna International, Inc.	101,591
396	Marriott International Inc, Class A	146,753
612	Ross Stores, Inc.	130,264
429	Royal Caribbean Cruises Ltd.	136,220
3,862	Sekisui House Ltd.	80,336
19,852	Sumitomo Electric Industries Ltd.	357,396
2,133	TJX Companies, Inc. (The)	323,150
503	Yum! Brands, Inc.	80,410
		3,366,076
	Consumer Staples - 9.3%
10,200	Asahi Group Holdings Ltd.	97,117
8,082	British American Tobacco plc	501,380

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Consumer Staples - 9.3% (Continued)
7,454	Coca-Cola Company (The)	$ 605,786
828	Coca-Cola Europacific Partners plc	82,858
317	Constellation Brands, Inc., Class A	44,092
3,010	Imperial Brands plc	111,351
3,972	Koninklijke Ahold Delhaize N.V.	159,751
7,443	Nestle S.A.	765,331
2,561	PepsiCo, Inc.	346,759
4,292	Procter & Gamble Company (The)	629,379
2,060	Royal Unibrew A/S	135,857
26,341	Tesco PLC	160,266
8,456	Walmart, Inc.	957,726
		4,597,653
	Energy - 5.3%
3,654	Chevron Corporation	605,687
8,252	Exxon Mobil Corporation	1,128,214
5,465	TC Energy Corporation	361,893
6,929	TotalEnergies S.E.	538,289
		2,634,083
	Financials - 30.3%
2,476	AL Sydbank	218,025
1,438	Allianz S.E.	680,000
488	Allstate Corporation (The)	116,115
421	Ares Management Corporation, Class A	46,862
5,206	AXA S.A.	260,686
30,716	Banco Bilbao Vizcaya Argentaria S.A.	767,111
6,298	Bank of Ireland Group PLC	125,320
1,379	Bank of New York Mellon Corporation (The)	199,417
6,325	Bank of Nova Scotia (The)	549,730
3,848	Beazley plc	65,689
3,000	BNP Paribas S.A.	349,914
683	Chubb Ltd.	232,725
3,409	Citigroup, Inc.	477,124
771	Deutsche Boerse A.G.	210,249
8,586	DNB Bank ASA	255,641

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Financials - 30.3% (Continued)
135	Everest Group Ltd.	$ 48,226
584	Goldman Sachs Group, Inc. (The)	590,640
306	Hannover Rueck S.E.	84,703
63,889	HSBC Holdings PLC	1,212,511
11,920	ING Groep N.V.	376,643
1,088	Intercontinental Exchange, Inc.	133,944
55,114	Intesa Sanpaolo SpA	376,993
5,040	JPMorgan Chase & Company	1,649,742
1,091	Julius Baer Group Ltd.	94,251
21,845	Legal & General Group plc	82,870
75,830	Mitsubishi UFJ Financial Group, Inc.	1,495,761
15,534	Mizuho Financial Group, Inc.	739,801
2,398	Morgan Stanley	501,278
1,988	National Bank of Canada	313,850
16,400	Nordea Bank Abp	310,640
1,134	Progressive Corporation (The)	247,722
4,500	Sumitomo Mitsui Trust Group, Inc.	167,646
12,654	Svenska Handelsbanken A.B., A Shares	186,110
7,089	Swedbank A.B., Class A	264,677
80	Swiss Life Holding A.G.	88,082
11,621	Tokio Marine Holdings, Inc.	514,777
415	Travelers Companies, Inc. (The)	137,000
7,556	UBS Group A.G.	374,634
5,201	UniCredit SpA	464,806
641	W R Berkley Corporation	45,210
		15,057,125
	Health Care - 9.5%
1,004	Amgen, Inc.	363,568
539	Becton Dickinson and Company	81,567
498	Cigna Group (The)	137,289
2,476	CVS Health Corporation	256,142
2,367	Gilead Sciences, Inc.	299,047
224	Humana, Inc.	88,977
4,449	Johnson & Johnson	1,129,913

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Health Care - 9.5% (Continued)
2,522	Medtronic PLC	$ 197,296
4,707	Merck & Company, Inc.	604,850
5,277	Novartis A.G.	826,717
773	Orion OYJ, Class B	63,512
3,613	Sanofi S.A.	309,768
1,577	Siemens Healthineers A.G.	61,589
662	Stryker Corporation	208,424
74	Waters Corporation(a)	27,753
807	Zoetis, Inc.	57,991
		4,714,403
	Industrials - 9.7%
4,477	ABB Ltd.	485,285
11,578	BAE Systems plc	283,188
4,710	Canadian Pacific Kansas City	408,335
648	Cintas Corporation	110,212
1,215	Delta Air Lines, Inc.	113,797
296	Expeditors International of Washington, Inc.	48,242
489	General Dynamics Corporation	173,223
1,300	Hoshizaki Corporation	42,338
734	Rollins, Inc.	30,637
2,525	RTX Corporation	479,067
2,782	Siemens A.G.	893,182
1,078	Southwest Airlines Company	55,431
492	Spirax Group plc	44,605
1,509	Sunbelt Rentals Holdings, Inc.	110,006
450	Trane Technologies PLC	221,022
114	TransDigm Group, Inc.	151,853
1,125	Union Pacific Corporation	306,000
12,498	Volvo A.B., B Shares	424,736
1,367	Waste Connections, Inc.	227,840
684	Waste Management, Inc.	152,450
472	Xylem Inc	55,795
		4,817,244

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Materials - 2.5%
2,752	Agnico Eagle Mines Ltd.	$ 427,575
363	DuPont de Nemours, Inc.	49,237
478	Ecolab, Inc.	133,176
2,612	Freeport-McMoRan, Inc.	164,269
1,451	Holcim A.G.	130,882
2,000	Newmont Corporation	186,800
35,745	Nippon Steel Corporation	117,865
1,164	Smurfit WestRock plc	53,847
		1,263,651
	Real Estate - 1.9%
4,046	Aena S.M.E. SA	123,177
266	AvalonBay Communities, Inc.	50,192
190	Equinix, Inc.	198,053
169	Essex Property Trust, Inc.	49,279
1,619	Invitation Homes, Inc.	48,910
54	Japan Real Estate Investment Corporation	38,461
4,102	Merlin Properties Socimi, S.A.	71,856
1,764	Realty Income Corporation	109,297
5,410	Segro plc	62,804
624	Simon Property Group, Inc.	139,558
2,030	VICI Properties, Inc.	53,897
		945,484
	Technology - 18.8%
1,184	Accenture PLC, Class A	147,337
11,405	Broadcom, Inc.	4,308,239
223	Broadridge Financial Solutions, Inc.	30,540
308	CDW Corp	43,317
7,991	Cisco Systems, Inc.	938,623
906	Cognizant Technology Solutions Corporation, Class A	35,089
1,610	Corning, Inc.	411,242
152	FactSet Research Systems, Inc.	34,972
318	Garmin Ltd.	75,538
1,855	International Business Machines Corporation	521,644
2,603	Lam Research Corporation	1,127,958

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Technology - 18.8% (Continued)
320	Motorola Solutions, Inc.	$ 132,893
140	MSCI, Inc.	78,406
411	NetApp, Inc.	63,606
1,946	Open Text Corporation	43,069
431	Seagate Technology Holdings PLC	415,915
44,301	Sony Group Corporation	893,737
718	Thomson Reuters Corporation	58,643
		9,360,768
	Utilities - 1.9%
363	American Water Works Company, Inc.	47,764
408	DTE Energy Company	62,167
1,482	Duke Energy Corporation	187,592
1,942	Exelon Corporation	90,536
1,016	FirstEnergy Corporation	48,301
1,073	NiSource, Inc.	51,021
415	NRG Energy, Inc.	60,615
962	Public Service Enterprise Group, Inc.	78,076
1,058	Severn Trent plc	41,483
2,102	Southern Company (The)	201,181
7,339	Terna - Rete Elettrica Nazionale	85,819
		954,555

	TOTAL COMMON STOCKS (Cost $39,288,386)	49,254,571

	EXCHANGE-TRADED FUNDS — 0.2%
	Equity - 0.2%
606	iShares MSCI EAFE ETF	62,951
17	Vanguard S&P 500 ETF	11,676
	TOTAL EXCHANGE-TRADED FUNDS (Cost $72,117)	74,627

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Fair Value

TOTAL INVESTMENTS - 99.3% (Cost $39,360,503)	$ 49,329,198
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	330,425
NET ASSETS - 100.0%	$ 49,659,623

(a)	Non-income producing security.

A/S - Anonim Sirketi

ETF - Exchange-Traded Fund

Ltd. - Limited Company

MSCI - Morgan Stanley Capital International

N.V.        - Naamioze Vennootschap

PLC - Public Limited Company

S.A.        - Société Anonyme

S.E.        - Société Européene

SPDR - Standard & Poor's Depositary Receipt